FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Under Accounting Standards Codification (“ASC”) 820 Fair Value Measurement, a formal hierarchy and framework exists for measuring fair value and making disclosures about fair value measurements and the reliability of valuation inputs. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments, of which there are none, are valued through broker dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments, of which there are none are valued using inputs not observable in an active market, such as entity-developed future cash estimates, and are considered the least reliable.
The following is a description of the valuation techniques and inputs used for each general type of assets measured at fair value:
Mutual funds: The shares of mutual funds are valued at quoted market prices which represent the net asset value (“NAV”) of shares held by the Plan at year-end.
Common stock: The shares are valued at the closing price reported on the active market on which the securities are traded.
Common collective trust funds: The common collective trust funds are valued at the NAV provided by the administrator of the fund.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following is a categorization of all investments by level within the ASC 820 fair value hierarchy at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$248,333,053	$—	$—	$248,333,053
Mutual funds	548,947,408	—	—	548,947,408
Common/collective trust funds	528,888,164	—	—	528,888,164
Investments at fair value	$1,326,168,625	$—	$—	$1,326,168,625

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$176,970,123	$—	$—	$176,970,123
Mutual funds	498,676,845	—	—	498,676,845
Common/collective trust funds	453,700,428	—	—	453,700,428
Investments at fair value	$1,129,347,396	$—	$—	$1,129,347,396